--------------------------------------------------------------------------------

                               LEND LEASE FUNDS:

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND

                               SEMI-ANNUAL REPORT


                                  JULY 31, 2001


                                     (LOGO)
                                   LEND LEASE
                             REAL ESTATE INVESTMENTS

          Shares of Lend Lease Funds are distributed by an independent third party, Sunstone Distribution Services, LLC.

--------------------------------------------------------------------------------

Dear Shareholders,                                                 July 31, 2001

We are pleased to present the semi-annual report for Lend Lease Funds for the period ending July 31, 2001.

Enclosed you will find information related to our two mutual fund offerings:

Lend Lease U.S. Real Estate Securities Fund
Lend Lease European Real Estate Securities Fund

In the event you have questions regarding Lend Lease Funds, please contact a shareholder services representative at 1-877-LND-LEAS. Thank you for your interest in Lend Lease Funds.

Sincerely,


Lend Lease Funds


                Sunstone Distribution Services, LLC, Distributor

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2001 (UNAUDITED)


   Number
 of Shares                                                     Value
 ---------                                                     -----

              COMMON STOCKS 99.8%

              APARTMENTS 29.2%
      2,000      Amli Residential Properties Trust       $    46,900
      6,470      Apartment Investment & Management Co.       299,043
     18,180      Archstone Communities Trust                 463,772
     16,230      AvalonBay Communities, Inc.                 776,605
      9,630      BRE Properties, Inc.                        292,367
      6,220      Camden Property Trust                       232,939
      2,930      Charles E. Smith Residential
                    Realty, Inc.                             146,266
     19,170      Equity Residential Properties Trust       1,086,939
      5,150      Essex Property Trust, Inc.                  262,135
      3,690      Gables Residential Trust                    108,301
      7,290      Home Properties of New York, Inc.           219,794
      9,220      Post Properties, Inc.                       345,750
      3,540      Summit Properties, Inc.                      92,394
      7,000      United Dominion Realty Trust, Inc.           98,000
                                                        ------------
                                                           4,471,205
                                                        ------------

               DIVERSIFIED/SPECIALTY 7.1%
      2,540      Colonial Properties Trust                    75,565
      7,430      Cousins Properties, Inc.                    186,567
      1,980      Glenborough Realty Trust, Inc.               37,422
     18,790      Vornado Realty Trust                        726,046
      2,340      Washington Real Estate
                   Investment Trust                           54,639
                                                        ------------
                                                           1,080,239
                                                        ------------

               INDUSTRIAL 11.2%
     17,110      AMB Property Corp.                          427,750
      4,750      Cabot Industrial Trust                       99,750
      5,150      CenterPoint Properties Corp.                243,337
     10,320      Duke Realty Corp.                           251,705
      7,740      Liberty Property Trust                      229,104
     16,640      ProLogis Industrial Trust                   352,768
      3,960      PS Business Parks, Inc.                     114,048
                                                        ------------
                                                           1,718,462
                                                        ------------

               RETAIL - LOCAL 3.8%
      4,810      Developers Diversified Realty Corp.          84,415
      3,280      Federal Realty Investment Trust              70,520
      3,450      Kimco Realty Corp.                          161,460
      6,090      Regency Centers Corp.                       156,635
      2,310      Weingarten Realty Investors                 103,257
                                                        ------------
                                                             576,287
                                                        ------------



                    LEND LEASE U.S. REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2001 (UNAUDITED)



   Number
 of Shares                                                    Value
 ---------                                                    -----

              RETAIL - REGION 13.9%
      4,770      CBL & Associates Properties, Inc.       $   147,107
      5,790      General Growth Properties, Inc.             209,077
      9,650      The Macerich Company                        232,565
      6,750      New Plan Excel Realty Trust                 108,337
      9,090      Pan Pacific Retail Properties, Inc.         232,704
      7,940      The Rouse Company                           218,350
     26,760      Simon Property Group, Inc.                  758,646
     15,850      Taubman Centers, Inc.                       221,900
                                                        ------------
                                                           2,128,686
                                                        ------------

               OFFICE 34.6%
      5,390      Alexandria Real Estate Equities, Inc.       211,827
     14,270      Arden Realty, Inc.                          362,458
     15,390      Boston Properties, Inc.                     593,285
      9,680      Brandywine Realty Trust                     206,378
     12,920      CarrAmerica Realty Corp.                    385,662
     10,830      Crescent Real Estate Equities, Co.          261,328
     65,079      Equity Office Properties Trust            1,953,672
      3,860      Highwoods Properties, Inc.                   98,623
      1,670      Kilroy Realty Corp.                          44,756
      9,910      Mack-Cali Realty Corp.                      274,507
      1,660      Parkway Properties, Inc.                     55,278
     10,430      Prentiss Properties Trust                   281,610
      5,850      Reckson Associates Realty Corp.             129,577
     14,100      SL Green Realty Corp.                       427,230
                                                        ------------
                                                           5,286,191
                                                        ------------

               TOTAL COMMON STOCK (COST $14,053,484)      15,261,070
                                                        ------------

  Principal
   Amount
  ---------
$   108,361    SHORT-TERM INVESTMENTS 0.7%
                 UMB Bank Money Market Fund                 108,361
                                                       ------------

               TOTAL SHORT-TERM INVESTMENTS
               (COST $108,361)                              108,361
                                                       ------------

               TOTAL INVESTMENTS
               (COST $14,161,845) 100.5%                 15,369,431


               LIABILITIES LESS OTHER ASSETS (0.5%)         (79,517)
                                                       ------------



               NET ASSETS 100.0%                       $15,289,914
                                                      ============


See notes to financial statements.

                LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2001 (UNAUDITED)


   Number
 of Shares                                                 Value
 ---------                                                 -----

               COMMON STOCKS 93.6%

               FINLAND 3.1%
     70,400      Spond                                 $   307,989
                                                     -------------

               FRANCE 12.6%
     10,500      Accor SA                                  422,609
      3,022      Klepierre                                 277,636
     10,000      Societe Fonciere Lyonnaise                284,364
      1,650      SILIC                                     247,450
                                                     -------------
                                                         1,232,059
                                                     -------------

               GERMANY 8.0%
      2,500      Apcoa Parking AG                          171,712
     32,000      IVG Holding AG                            400,105
     20,000      WCM Beteiligungs und Grundbesitz AG       211,742
                                                     -------------
                                                           783,559
                                                     -------------

               IRELAND 4.5%
     70,000      Green Property plc                        440,983
                                                     -------------


               NETHERLANDS 4.1%
      5,750      Haslemere NV                              229,165
      5,000      VastNed Retail NV                         173,900
                                                     -------------
                                                           403,065
                                                     -------------

               SPAIN 6.0%
     80,000      Inmobiliaria Urbis SA                     328,988
     40,000      Vallehermoso S.A.                         258,640
                                                     -------------
                                                           587,628
                                                     -------------

               SWEDEN 13.0%
     36,200      Castellum AB                              369,610
     35,000      Drott AB-B                                365,592
     20,000      Fastighets AB Tornet                      259,726
    193,000      Wihlborgs Fastigheter AB-B                283,327
                                                     -------------
                                                         1,278,255
                                                     -------------

                 LEND LEASE EUROPEAN REA1 ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2001 (UNAUDITED)

   Number
 of Shares                                                 Value
 ---------                                                 -----

               UNITED KINGDOM 42.3%
     65,000      British Land Company plc                  438,150
     90,000      Chelsfield plc                            429,453
     80,000      Development Securities plc                418,412
     90,000      Great Portland Estates plc                359,384
     65,000      Hammerson plc                             452,508
     25,500      Helical Bar plc                           300,534
     65,000      Land Securities plc                       813,311
     65,000      Liberty International plc                 467,793
     90,000      Slough Estates plc                        468,149
                                                     -------------
                                                         4,147,694
                                                     -------------

               TOTAL COMMON STOCKS
               (COST $9,605,187)                         9,181,232
                                                     -------------


Principal
 Amount
 ------

              SHORT-TERM INVESTMENTS -
                UNITED STATES 6.7%
$   651,961      UMB Bank Money Market Fund           $   651,961


              TOTAL SHORT-TERM INVESTMENTS
              (COST $651,961)                             651,961
                                                    -------------

              TOTAL INVESTMENTS
              (COST $10,257,148) 100.3%                 9,833,193


              LIABILITIES LESS OTHER ASSETS (0.3%)        (28,716)
                                                    -------------


              NET ASSETS 100.0%                     $   9,804,477
                                                    =============


              Lend Lease European Real Estate Securities Portfolio country composition as of July 31, 2001:

              COUNTRY                         %
              ---------------------------------
              FINLAND                      3.1%
              FRANCE                      12.6%
              GERMANY                      8.0%
              IRELAND                      4.5%
              NETHERLANDS                  4.1%
              SPAIN                        6.0%
              SWEDEN                      13.0%
              UNITED KINGDOM              42.3%

See notes to financial statements.

                                LEND LEASE FUNDS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2001 (UNAUDITED)


                                                                     LEND LEASE        LEND LEASE
                                                                 U.S. REAL ESTATE  EUROPEAN REAL ESTATE
ASSETS:                                                           SECURITIES FUND    SECURITIES FUND
                                                                   --------------   -------------
     Investments, at value (Cost $14,161,845
         and $10,257,148 respectively)                              $ 15,369,431     $ 9,833,193
     Interest and dividends receivable                                    15,777          10,458
     Tax reclaim receivable                                                    -           7,649
     Prepaid expenses and other assets                                    27,119          36,299
                                                                   --------------   -------------

     Total Assets                                                     15,412,327       9,887,599
                                                                   --------------   -------------

LIABILITIES:
     Accrued investment advisory fees                                     74,312          22,489
     Accrued distribution fees                                            18,475          15,390
     Payable to custodian                                                    709           2,869
     Other accrued expenses                                               28,917          42,374
                                                                   --------------   -------------

     Total Liabilities                                                   122,413          83,122
                                                                   --------------   -------------

NET ASSETS                                                          $ 15,289,914     $ 9,804,477
                                                                   ==============   =============

NET ASSETS CONSIST OF:
     Paid-in-capital                                                $ 13,755,350    $ 10,263,722
     Undistributed net investment income                                  53,234         (41,959)
     Accumulated undistributed net realized gain on investments          273,744          19,260
     Accumulated realized loss from foreign currency transactions              -         (12,854)
     Net unrealized appreciation on investments                        1,207,586          23,285
     Net unrealized depreciation on translation of assets
         and liabilities in foreign currencies                                 -        (446,977)
                                                                   --------------   -------------

NET ASSETS                                                          $ 15,289,914     $ 9,804,477
                                                                   ==============   =============

SHARES OUTSTANDING, $0.0001 par value,
     (Unlimited shares authorized)
     Class K                                                             968,473       1,029,579
     Class Y                                                             198,104           2,907

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
     Class K                                                             $ 13.13          $ 9.50
     Class Y                                                             $ 12.99          $ 9.46


 See notes to financial statements.

LEND LEASE FUNDS

STATEMENT OF OPERATIONS


        SIX MONTHS ENDED JULY 31, 2001 (UNAUDITED)              LEND LEASE              LEND LEASE
                                                              U.S. REAL ESTATE     EUROPEAN REAL ESTATE
                                                              SECURITIES FUND        SECURITIES FUND
                                                              -----------------    --------------------
INVESTMENT INCOME:
  Dividends (Net of withholding taxes of
  $ and $26,709, respectively)                                     $  444,410          $ 198,948
  Interest                                                              2,800             11,753
                                                                   ----------           --------


  Total Investment Income                                             447,210            210,701
                                                                   ----------           --------

EXPENSES:
  Investment advisory fees                                             54,160             39,430
  Shareholder servicing fees                                           30,234             11,687
  Administration and accounting fees                                   27,166             29,261
  Professional fees                                                    25,599             21,621
  Federal and state registration                                       16,734             14,411
  Distribution fees                                                    14,903             12,295
  Reports to shareholders                                               6,678              8,156
  Custody fees                                                          5,272             18,689
  Trustees' fees and expenses                                           3,310              3,491
  Miscellaneous costs                                                  13,889             13,985
                                                                   ----------           --------

  Total expenses before waiver and reimbursement
   of expenses                                                        197,945            173,026

  Less:  Waiver and reimbursement of expenses                        (115,585)          (104,055)
                                                                   ----------           --------

  Net Expenses                                                         82,360             68,971
                                                                   ----------           --------

NET INVESTMENT INCOME                                                 364,850            141,730
                                                                   ----------           --------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                                    198,900             19,260
  Net realized loss on foreign currency transactions                        -            (12,854)
  Change in unrealized appreciation on investments                    466,457           (199,304)
  Change in unrealized depreciation on foreign currency                     -           (412,970)
                                                                   ----------           --------
  Net Gain on Investments                                             665,357           (605,868)
                                                                   ----------           --------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                          $1,030,207          $(464,138)
                                                                   ==========          =========

 See notes to financial statements.


                                LEND LEASE FUNDS



STATEMENT OF CHANGES IN NET ASSETS                            LEND LEASE U.S. REAL ESTATE SECURITIES FUND

                                                                   SIX MONTHS ENDED
                                                                     JULY 31, 2001        PERIOD ENDED
                                                                      (UNAUDITED)          1/31/2001*
                                                                  -------------------   ---------------
OPERATIONS:
  Net investment income                                              $   364,850         $   221,025
  Net realized gain on investments                                       198,900              70,988
  Net realized loss on foreign currency transactions                           -                   -
  Change in unrealized appreciation on investments                       466,457             741,129
                                                                      ----------          ----------
  Net increase in net assets resulting from operations                 1,030,207           1,033,142
                                                                      ----------          ----------


CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                         1,877,143          11,280,644
  Shares issued to shareholders in reinvestment of dividends             296,682             253,809
                                                                      ----------          ----------
                                                                       2,173,825          11,534,453

  Payments for shares redeemed                                           (29,556)                (10)
                                                                      ----------          ----------

  Net increase from capital share transactions                         2,144,269          11,534,443
                                                                      ----------          ----------

DIVIDENDS PAID FROM:
  Net investment income                                                 (298,331)           (229,665)
  Net realized gains                                                           -             (24,151)
                                                                      ----------          ----------
                                                                        (298,331)           (253,816)

TOTAL INCREASE IN NET ASSETS                                           2,876,145          12,313,769

NET ASSETS:
  Beginning of period                                                 12,413,769             100,000
                                                                      ----------          ----------

  End of period (includes undistributed net
   investment income of $53,234 and
   $14,722, respectively)                                            $15,289,914         $12,413,769
                                                                     ===========         ===========



*Commenced operations on February 16, 2000

 See notes to financial statements.

                                LEND LEASE FUNDS



STATEMENT OF CHANGES IN NET ASSETS                      LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND

                                                              SIX MONTHS ENDED
                                                               JULY 31, 2001       PERIOD ENDED
                                                                (UNAUDITED)         1/31/2001*
                                                             -----------------     -------------
OPERATIONS:
  Net investment income                                          $141,730             $36,842
  Net realized gain on investments                                 19,260                   -
  Net realized loss on foreign currency transactions              (12,854)                  -
  Change in unrealized appreciation on investments               (199,304)            222,589
  Change in unrealized depreciation on foreign currency          (412,970)            (34,007)
                                                               ----------          ----------
  Net increase in net assets resulting from operations           (464,138)            225,424
                                                               ----------          ----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                     27,410          10,015,781
  Shares issued to shareholders in reinvestment of dividends      251,021              15,555
                                                               ----------          ----------
                                                                  278,431          10,031,336

  Payments for shares redeemed                                          -                   -
                                                               ----------          ----------

  Net increase from capital share transactions                    278,431          10,031,336
                                                               ----------          ----------

DIVIDENDS PAID FROM:
  Net investment income                                          (251,021)            (15,555)
  Net realized gains                                                    -                   -
                                                               ----------          ----------
                                                                 (251,021)            (15,555)

TOTAL INCREASE IN NET ASSETS                                     (436,728)         10,241,205

NET ASSETS:
  Beginning of period                                          10,241,205                   -
                                                               ----------          ----------

  End of period (includes undistributed net
    investment loss of $(41,959) and
    $(88,004) respectively)                                   $9,804,477          $10,241,205
                                                               ==========          ===========


*Commenced operations on December 15, 2000

 See notes to financial statements.

                                LEND LEASE FUNDS

FINANCIAL HIGHLIGHTS


FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.       LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                                                          --------------------------------------------

                                                                   CLASS K                CLASS K
                                                              -----------------      ------------------
                                                              SIX MONTHS ENDED
                                                                JULY 31, 2001            PERIOD ENDED
                                                                  (UNAUDITED)         JANUARY 31, 2001 1
                                                               ----------------      -------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                $12.55                   $10.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                              0.33                     0.53
   Net realized and unrealized gain on investments                    0.53                     2.58
                                                                   -------                 --------

   Total from investment operations                                   0.86                     3.11
                                                                   -------                 --------

 DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                              (0.28)                   (0.54)
   Distributions from capital gains                                      -                    (0.02)
                                                                   -------                 --------

   Total distributions                                               (0.28)                   (0.56)
                                                                   -------                 --------

NET ASSET VALUE, END OF PERIOD                                      $13.13                   $12.55
                                                                   =======                 ========


TOTAL RETURN                                                         6.95%                   31.33%


SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                   $12,716,082              $11,727,066
   Ratio of expenses to average net assets                           1.25%                    1.25%
   Ratio of expenses before waivers to
      average net assets                                             2.80%                    7.36%
   Ratio of net investment income to average net assets              5.37%                    5.02%
   Ratio of net investment income before waivers
     to average net assets                                           3.82%                  (1.09)%
   Portfolio turnover rate2                                            29%                      25%

                                                          1 Commenced operations on February 16, 2000
                                                          2 Not annualized

 See notes to financial statements.

                                LEND LEASE FUNDS

FINANCIAL HIGHLIGHTS


FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.       LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                                                          --------------------------------------------

                                                                   CLASS Y                CLASS Y
                                                              -----------------      ------------------
                                                              SIX MONTHS ENDED
                                                                JULY 31, 2001            PERIOD ENDED
                                                                 (UNAUDITED)         JANUARY 31, 2001 1
                                                               ----------------      -------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                $12.40                   $10.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                              0.38                     0.66
   Net realized and unrealized gain on investments                    0.49                     2.49
                                                                   -------                 --------

   Total from investment operations                                   0.87                     3.15
                                                                   -------                 --------

 DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                              (0.28)                   (0.72)
   Distributions from capital gains                                      -                    (0.03)
                                                                   -------                 --------

   Total distributions                                               (0.28)                   (0.75)
                                                                   -------                 --------

NET ASSET VALUE, END OF PERIOD                                      $12.99                   $12.40
                                                                   =======                 ========


TOTAL RETURN                                                         7.15%                   31.66%


SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                    $2,573,832                 $686,703
   Ratio of expenses to average net assets                           0.97%                    0.97%
   Ratio of expenses before waivers to
      average net assets                                             3.83%                   22.69%
   Ratio of net investment income to average net assets              5.49%                    5.80%
   Ratio of net investment income before waivers
     to average net assets                                           2.63%                 (15.91)%
   Portfolio turnover rate2                                            29%                      25%

                                                          1 Commenced operations on February 16, 2000
                                                          2 Not annualized


 See notes to financial statements.

LEND LEASE FUNDS

FINANCIAL HIGHLIGHTS


FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.       LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND
                                                          -----------------------------------------------

                                                                   CLASS K                CLASS K
                                                              -----------------      ------------------
                                                              SIX MONTHS ENDED
                                                                JULY 31, 2001            PERIOD ENDED
                                                                 (UNAUDITED)         JANUARY 31, 2001 1
                                                               ----------------      -------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                $10.21                  $10.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                              0.14                    0.04
   Net realized and unrealized gain on investments                   (0.60)                   0.19
                                                                   -------                 --------

   Total from investment operations                                  (0.46)                   0.23
                                                                   -------                 --------

 DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                              (0.25)                   (0.02)
   Distributions from capital gains                                      -                        -
                                                                   -------                 --------

   Total distributions                                               (0.25)                   (0.02)
                                                                   -------                 --------

NET ASSET VALUE, END OF PERIOD                                       $9.50                   $10.21
                                                                   =======                 ========


TOTAL RETURN                                                       (4.49)%                    2.26%


SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                    $9,776,978              $10,240,410
   Ratio of expenses to average net assets                           1.40%                    1.40%
   Ratio of expenses before waivers to
      average net assets                                             3.28%                   12.69%
   Ratio of net investment income to average net assets              2.87%                    0.99%
   Ratio of net investment income before waivers
     to average net assets                                           0.99%                  (8.31)%
   Portfolio turnover rate2                                             3%                       0%

                                                          1 Commenced operations on December 15, 2000
                                                          2 Not annualized


 See notes to financial statements.

LEND LEASE FUNDS

FINANCIAL HIGHLIGHTS


FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.       LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND
                                                          -----------------------------------------------

                                                                   CLASS Y                CLASS Y
                                                              -----------------      ------------------
                                                              SIX MONTHS ENDED
                                                                JULY 31, 2001            PERIOD ENDED
                                                                 (UNAUDITED)         JANUARY 31, 2001 1
                                                               ----------------      -------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                $10.18                  $10.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                              0.19                       -
   Net realized and unrealized gain on investments                   (0.64)                   0.18
                                                                   -------                 --------

   Total from investment operations                                  (0.45)                   0.18
                                                                   -------                 --------

 DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                              (0.27)                       -
   Distributions from capital gains                                      -                        -
                                                                   -------                 --------

   Total distributions                                               (0.27)                       -
                                                                   -------                 --------

NET ASSET VALUE, END OF PERIOD                                       $9.46                   $10.18
                                                                   =======                 ========


TOTAL RETURN                                                       (4.38)%                    1.80%


SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                       $27,499                     $795
   Ratio of expenses to average net assets                           1.10%                    1.10%
   Ratio of expenses before waivers to
      average net assets                                           107.00%                        -
   Ratio of net investment income to average net assets              3.37%                        -
   Ratio of net investment income before waivers
     to average net assets                                       (102.53)%                        -
   Portfolio turnover rate2                                             0%                       0%

                                                          1 Commenced operations on December 15, 2000
                                                          2 Not annualized


 See notes to financial statements.

                                LEND LEASE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 2001 (UNAUDITED)



1.     ORGANIZATION

       Lend Lease Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust consists of two investment portfolios: Lend Lease U.S. Real Estate Securities Fund (the "US Fund") and Lend Lease European Real Estate Securities Fund (the "European Fund"). Each Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. Each Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The US Fund's Class K and Class Y commenced operations on February 16, 2000 and the European Fund's Class K and Class Y commended operations on December 15, 2000. As of July 31, 2001, each Funds' Class K and Class Y shares are outstanding. Substantially all of the shares issued by each Fund are held by an affiliate of Lend Lease Real Estate Investments, Inc., (the "Adviser").

2.     SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

       INVESTMENT VALUATION - Equity securities for which market quotations are readily available are valued at the most recent closing price. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

       FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

                                LEND LEASE FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2001 (UNAUDITED)



       FOREIGN CURRENCY EXCHANGE CONTRACTS - Lend Lease European Real Estate Securities Fund may enter into foreign currency contracts for the purchase of a specific foreign currency at a fixed price on a future date in connection with the settlement of a transaction involving foreign currency denominated securities.

       FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it of all or substantially all federal income tax liability.

       SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

       DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

       Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

       EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative net assets.

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                                LEND LEASE FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2001 (UNAUDITED)



3.     CAPITAL SHARE TRANSACTIONS

       Transactions in shares of the Funds for the six months ended July 31, 2001 were as follows:

                                                       US FUND   EUROPEAN FUND
CLASS K SHARES:                                         SHARES       SHARES

                      Shares sold                       14,248         --
                      Shares issued to holders in
                        reinvestment of dividends       20,793       26,526
                      Shares redeemed                   (1,138)        --
                                                       -------      -------
                      Net increase                      33,903       26,526
                                                       =======      =======

CLASS Y SHARES:

                      Shares sold                       141,295       2,765
                      Shares issued to holders in
                        reinvestment of dividends         2,583          64
                      Shares redeemed                    (1,174)          -
                                                       --------     -------
                      Net increase                      142,704       2,829
                                                       --------     -------

                      Net increase from capital share
                        transactions                    176,607      29,355
                                                        =======     =======

4.     INVESTMENT TRANSACTIONS

       Purchases and sales of securities for U.S. Fund, excluding short-term investments, for the six months ended July 31, 2001 were $6,198,592 and $3,927,506, respectively. Purchases and sales of securities for the European Fund, excluding short-term investments, for the six months ended July 31, 2001 were $4,002,069 and was $283,476, respectively.

       At July 31, 2001, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $14,184,593 and $10,273,964 for the U.S. Fund and European Fund, respectively, were as follows:

                                                 U.S. Fund      European Fund
       Unrealized appreciation                  $ 1,295,444      $ 117,444
       Unrealized depreciation                     (110,606)      (558,215)
                                                -----------      ---------

       Net unrealized appreciation
        on investments                          $ 1,184,838      $(440,771)
                                                ===========      =========

                                LEND LEASE FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2001 (UNAUDITED)


5.     INVESTMENT ADVISORY AGREEMENT

       Each Fund has entered into an Investment Advisory Agreement with Lend Lease Real Estate Investments, Inc. (the "Adviser"). The Adviser has entered into a Sub-Advisory Agreement with Lend Lease Rosen Real Estate Securities LLC (the "U.S. Sub-Adviser") which is responsible for the day to day management of the U.S. Fund's investment program. The Adviser has entered into a Sub-Advisory Agreement with Lend Lease Houlihan Rovers S.A. (the "European Sub-Adviser") which is responsible for the day to day management of the European Fund's investment program. Each Fund pays a fee based on the Fund's average daily net assets at the annual rate of 0.80% for the services provided by the Adviser and Sub-Adviser. The Adviser and the U.S. Sub-Adviser have contractually agreed to limit the annual operating expenses of Class K and Class Y shares of the U.S. Fund to 1.25% and 0.97%, respectively, and the Adviser and European Sub-Adviser have contractually agreed to limit the annual operating expenses of Class K and Class Y shares of the European Fund to 1.40% and 1.10%, respectively, through January 31, 2002, subject to later reimbursement by each Fund in certain circumstances. After January 31, 2002, the expense limitation may renew for annual periods under certain conditions. The Adviser has contractually agreed that in the event that the foregoing U.S. Fund expense limitation is not renewed, the Adviser will limit the U.S. Fund Class K and Y shares' total annual fund operating expense to 2.25% through January 31, 2011. During the six months ended July 31, 2001, the Adviser and U.S. Sub-Adviser waived investment advisory fees for the U.S. Fund of $54,160 and reimbursed the U.S. Fund $61,425 for other expenses. During the six months ended July 31, 2001, the Adviser and European Sub-Adviser waived investment advisory fees for the European Fund of $39,430 and reimbursed the European Fund $64,625 for other expenses.

       Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted a plan of distribution for the Class K shares of the Funds (the "Plan") which permits each Fund to pay for certain expenses associated with the distribution of its Class K shares and for services provided to its Class K shareholders. Under the Plan each Fund's Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the six months ended July 31, 2001 the U.S. Fund incurred distribution expenses of $14,903 and the European Fund incurred distribution expenses of $12,295.

6.     INVESTMENT RISKS

       As an investor in real estate investment trusts and other public companies in the real estate industry, each Fund is subject to certain risks generally incidental to the development, ownership and management of real property. These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

TRUSTEES                          Susan J. Lloyd-Hurwitz
                                  Hubbard R. Garber
                                  William J. Klipp
                                  Kevin Malone
                                  Michael A. Torres

INVESTMENT ADVISER                LEND LEASE REAL ESTATE INVESTMENTS, INC.
                                  Monarch Tower
                                  3424 Peachtree Road N.E.
                                  Suite 800
                                  Atlanta, GA 30326

INVESTMENT SUB-ADVISERS           LEND LEASE ROSEN REAL ESTATE SECURITIES LLC
                US FUND           1995 University Avenue, Suite 550
                                  Berkeley, CA  94704

                EUROPEAN FUND     LEND LEASE HOULIHAN ROVERS S.A.
                                  Chaussee de la Hulpe 166
                                  1170 Brussels, Belgium

ADMINISTRATOR AND                 SUNSTONE FINANCIAL GROUP, INC.
FUND ACCOUNTANT                   803 West Michigan Avenue, Suite A
                                  Milwaukee, Wisconsin 53233

CUSTODIAN                         UMB BANK, N.A.
                                  928 Grand Blvd.
                                  Kansas City, MO  64106

INDEPENDENT ACCOUNTANTS           PRICEWATERHOUSECOOPERS LLP
                                  333 Market Street
                                  San Francisco, CA  94105

LEGAL COUNSEL                     GOODWIN PROCTER LLP
                                  Exchange Place
                                  Boston, MA 02109

DISTRIBUTOR                       SUNSTONE DISTRIBUTION SERVICES, LLC
                                  803 West Michigan Avenue, Suite A
                                  Milwaukee, Wisconsin 53233

DIVIDEND-DISBURSING               SUNSTONE FINANCIAL GROUP, INC.
AND TRANSFER AGENT                c/o Lend Lease Funds
                                  803 West Michigan Avenue, Suite A
                                  Milwaukee, Wisconsin 53233


This report is submitted for the general information of shareholders of Lend Lease Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the each of Lend Lease U.S. Real Estate Securities Fund and Lend Lease European Real Estate Securities Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of each Fund. Read the Prospectus carefully.

                                                                     LE 410 0701